Events In The Reported Period	6 Months Ended
Jun. 30, 2012
Events In The Reported Period [Abstract]
Events In The Reported Period
Note 5 - Events in the Reported Period

A.
The construction and operation of the Re'em teleport site and the Emek Ha'ela teleport site require building permits from local and regional zoning authorities, which are granted for limited periods and are subject to renewal from time to time. The building permit for the Company's Re'em teleport site expired on October 20, 2009.  The Company applied to extend the permit for an additional 3-year term but the request was denied on January 6, 2011. On March 20, 2011 the Company appealed the decision to the District Building and Zoning Appeals Committee.

On April 27, 2011 an appeal hearing was held in front of the District Building and Zoning Appeals Committee which agreed to extend the relevant permits until April 1, 2012 subject to certain terms. Any further extension will also be subject to the Company filing a detailed plan for the Galon teleport site. The Company is now working on extending the relevant permits.

In addition on November 14, 2010, the Company received an indictment filed by the Shikmim Regional Building and Zoning Committee with the Ashkelon Magistrate Court in Israel for allegedly using, building and erecting structures and antennas at the Re'em Teleport, without proper permits. On June 20, 2012, the Ashkelon Magistrate Court approved a settlement between the Company and the Shikmim Regional Building and Zoning Committee pursuant to which the Company agreed to pay a fine of NIS160 (approximately $41.5), and the Shikmim Regional Building and Zoning Committee agreed to extend the term of the Company's special permit to operate the Re'em Teleport until December 31, 2013. The fine was paid on June 30, 2012.

B.
 On March 25, 2012, the Company's board of directors approved payment of a cash dividend in the amount of $0.23 per ordinary shares, and in the aggregate amount of approximately $4 million. The dividend was paid on April 19, 2012  of record at the end of the trading day on NASDAQ on April 5, 2012.

C.
On  June 26, 2012, the Company's board of directors approved an amendment to the Company's 2006 Israel Equity Incentive Plan (the "Plan") according to which the maximum aggregate number of Ordinary Shares which may be issued under the Plan was increased to 1,481,794 Ordinary Shares from 961,397 Ordinary Shares.